Description of Business (Details)		12 Months Ended
	Jan. 07, 2025	Dec. 31, 2025 store company
Description of Business [Line Items]
Initial contractual term		20 years
Extension term		10 years
Number of Horton stores		1,047
Number of owned and operated stores (in company) | company		562
Reverse stock split	1-for-5
Popeyes in PRC [Member]
Description of Business [Line Items]
Number of stores		562
Owned and Operated Stores [Member]
Description of Business [Line Items]
Number of stores		485
Shanghai [Member]
Description of Business [Line Items]
Number of stores		186
Beijing [Member]
Description of Business [Line Items]
Number of stores		62
Hangzhou [Member]
Description of Business [Line Items]
Number of stores		50
Shenzhen [Member]
Description of Business [Line Items]
Number of stores		30
Guangzhou [Member]
Description of Business [Line Items]
Number of stores		26
Wuhan [Member]
Description of Business [Line Items]
Number of stores		208
Xi’an [Member]
Description of Business [Line Items]
Number of stores		208
Chengdu [Member]
Description of Business [Line Items]
Number of stores		208
Suzhou [Member]
Description of Business [Line Items]
Number of stores		208
Nanjing
Description of Business [Line Items]
Number of stores		208